UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-5032

Date of fiscal year end:	10/31/2005

Date of reporting period:	1/31/2005

Item 1. Schedule of Investments [INSERT REPORT]

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of January 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.4%
COMMON STOCKS 97.4%
Australia 4.7%
18,579	Australia and New Zealand Banking Group, Ltd.	$296,450
14,025	BHP Billiton, Ltd.	176,833
103,439	BlueScope Steel, Ltd.	742,282
63,463	Boral, Ltd.	354,100
21,845	Centro Properties Group	90,400
9,417	Commonwealth Bank of Australia	244,619
1	CSL, Ltd.	17
21,152	General Property Trust	63,436
39,488	Macquarie Infrastructure Group	116,591
42,934	Mirvac Group	156,710
24,796	Orica, Ltd.	369,133
30,795	QBE Insurance Group, Ltd.	363,935
23,433	Stockland Trust	106,596
9,714	Suncorp-Metway, Ltd.	140,395
48,727	Telstra Corp., Ltd.	186,539
1,341	Wesfarmers, Ltd.	40,841
2,800	Westfield Group(a)	36,974
54,562	Westpac Banking Corp.	811,830
42,241	Woolworths, Ltd.	477,599

		4,775,280

Austria 1.2%
280	Bank Austria Creditanstalt	24,327
10,734	Erste Bank der oesterreichischen Sparkassen AG	530,308
663	OMV AG	206,470
2,545	Telekom Austria AG	47,773
5,204	voestalpine AG	394,131
1,126	Wienerberger AG	51,960

		1,254,969

Belgium 2.0%
503	Bekaert NV	39,997
2,340	Belgacom(a)	96,664
920	Delhaize Group	67,758
31,734	Dexia	709,028
9,796	Fortis	264,330
5,961	KBC Bankverzekeringsholding	460,400
2,845	Mobistar SA(a)	251,258
161	SA D’Ieteren NV	33,244
1,126	Umicore	100,397

		2,023,076

Bermuda
14,000	Kerry Properties, Ltd.	29,436
240	Ship Finance International, Ltd.	5,463

		34,899

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Cayman Islands
10,000	Kingboard Chemical Holdings, Ltd.	22,180

Denmark 0.3%
12	A P Moller - Maersk A/S	98,380
2,400	Danisco A/S	142,104
401	DSV A/S	28,625
1,700	TDC A/S	70,579

		339,688

Finland 1.9%
42,437	Fortum Oyj	757,867
9,668	Kesko Oyj (Class “B” Shares)	248,652
24,161	Nokia Oyj	370,067
700	Nokian Renkaat Oyj	100,601
1,600	Orion Oyj (Class “B” Shares)	26,217
4,400	Outokumpu Oyj (Class “A” Shares)	77,947
3,271	Pohjola Group PLC (Class “D” Shares)	36,755
6,824	Rautaruukki Oyj	72,053
18,909	Sampo Oyj (Class “A” Shares)	250,185

		1,940,344

France 8.8%
2,887	Air France	52,875
22,968	Axa	557,481
13,232	BNP Paribas SA	954,708
12,364	Bouygues SA	484,319
4,966	Business Objects SA(a)	122,218
1,202	Cap Gemini SA(a)	38,937
2,335	CNP Assurances	166,800
11,206	Compagnie de Saint-Gobain	691,961
560	Compagnie Generale des Etablissements Michelin (Class “B” Shares)	36,229
8,737	Credit Agricole SA	260,241
1,736	France Telecom SA(a)	54,469
3,293	Lafarge SA	339,544
2,077	Pernod Ricard SA	294,032
8,254	Renault SA	674,621
16,170	Sanofi-Synthelabo SA	1,206,738
6,235	Societe Generale	620,951
2,643	Suez SA	71,111
8,146	Total SA	1,746,779
3,669	Vinci SA	526,100

		8,900,114

Germany 5.6%
1,564	Allianz AG	185,424
11,589	Commerzbank AG(a)	246,544
9,256	Continental AG	642,496

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
649	DaimlerChrysler AG	29,509
7,013	Deutsche Bank AG	596,502
17,830	Deutsche Post AG	415,340
16,072	Deutsche Telekom AG(a)	347,362
11,590	E.ON AG	1,038,232
1,596	HeidelbergCement AG	107,352
2,485	Metro AG	129,832
5,447	Muenchener Rueckversicherungs-Gesellschaft AG	622,495
789	Puma AG Rudolf Dassler Sport	194,479
3,272	RWE AG	188,650
903	SAP AG	140,417
4,762	Siemens AG	377,665
7,462	Suedzucker AG	151,353
9,899	ThyssenKrupp AG	211,494

		5,625,146

Greece 1.4%
4,137	Alpha Bank AE	140,212
1,484	Cosmote Mobile Telecommunications SA	27,856
15,364	EFG Eurobank Ergasias	495,086
5,300	Hellenic Petroleum SA	58,725
7,596	Intracom SA	42,380
8,842	National Bank of Greece SA	298,523
11,300	OPAP SA	301,967
1,545	Titan Cement Co.	50,269

		1,415,018

Hong Kong 1.5%
40,000	Cheung Kong Holdings, Ltd.	366,671
9,500	CLP Holdings, Ltd.	53,956
71,006	Esprit Holdings, Ltd.	411,476
21,000	Hopewell Holdings, Ltd.	53,174
13,000	Swire Pacific, Ltd. (Class “A” Shares)	102,084
213,382	Techtronic Industries Co., Ltd.	477,380

		1,464,741

Ireland 1.2%
8,556	Allied Irish Banks PLC	170,086
26,997	Bank of Ireland	425,823
11,853	CRH PLC	314,118
8,347	Depfa Bank PLC	147,434
12,529	Independent News & Media PLC	35,931
7,279	Irish Life & Permanent PLC	130,467

		1,223,859

Italy 3.2%
26,303	Banca Fideuram SpA	143,235
141,081	Banca Intesa SpA	655,166
16,837	Banca Popolare di Verona E Novara Scrl	323,292

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
500	Benetton Group SpA	6,524
400	Bulgari SpA	4,930
17,136	Capitalia SpA	77,512
49,488	Eni SpA	1,202,468
13,541	Grupo Editoriale L'Espresso SpA	80,137
5,883	Italcementi SpA	99,464
23,123	Mediaset SpA	322,218
1,840	Mondadori (Arnoldo) Editore SpA	20,507
6,870	Riunione Adriatica di Sicurta SpA	155,286
1,965	SanPaolo IMI SpA	27,405
10,912	Snam Rete Gas SpA	64,792
1,804	Telecom Italia Mobile SpA	12,558

		3,195,494

Japan 22.3%
410	ACOM Co., Ltd.	28,851
2,700	Advantest Corp.	226,011
600	Aiful Corp.	68,204
900	AISIN SEIKI Co., Ltd.	21,314
2,000	Ajinomoto Co., Inc.	24,242
2,000	ALPS ELECTRIC Co., Ltd.	27,413
19,800	Aoyama Trading Co., Ltd.	527,273
13,000	Asahi Breweries, Ltd.	162,476
50,000	Asahi Glass Co., Ltd.	527,766
37,000	Asahi Kasei Corp.	183,113
700	Asatsu - DK, Inc.	20,366
4,000	BANK OF FUKUOKA, Ltd. (The)	25,557
9,000	Bank of Yokohama, Ltd.	56,807
7,000	Bridgestone Corp.	137,693
16,000	Canon, Inc.	835,146
20,900	Chubu Electric Power Co., Inc.	494,950
4,000	Citizen Watch Co., Ltd.	36,344
1,500	Coca-Cola West Japan Co., Ltd.	35,740
21,000	Dai Nippon Printing Co., Ltd.	331,680
3,000	Daimaru, Inc. (The)	26,214
13,000	Denki Kagaku Kogyo Kabushiki Kaisha	43,729
16,800	Denso Corp.	436,828
37	East Japan Railway Co.	199,923
4,000	Eisai Co., Ltd.	129,912
400	Fast Retailing Co., Ltd.	27,258
15,500	Honda Motor Co., Ltd.	813,542
4,100	Hoya Corp.	422,860
7,000	Itochu Corp.(a)	33,155
34	Japan Tobacco, Inc.	361,510
22,400	JFE Holdings, Inc.	620,328
7,000	Kaneka Corp.	78,082
7,600	Kansai Electric Power Co., Inc.	147,658
3,200	Katokichi Co., Ltd.	66,038
35,000	Kawasaki Kisen Kaisha, Ltd.	237,833
23,000	Kikkoman Corp.	230,989
60,000	Komatsu, Ltd.	445,991

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
75,000	Kubota Corp.	401,624
17,000	Kuraray Co., Ltd.	156,764
6,000	Kyowa Hakko Kogyo Co., Ltd.	46,223
15,000	Kyushu Electric Power Co., Inc.	297,231
15,000	Makita Corp.	270,407
17,000	Meiji Dairies Corp.	103,852
56,000	Mitsubishi Corp.	658,219
80,000	Mitsubishi Gas Chemical Co., Inc.	377,362
21,000	Mitsubishi Rayon Co., Ltd.	72,669
23,000	Mitsui & Co., Ltd.	213,648
14,000	Mitsui Chemicals, Inc.	81,059
80,000	Mitsui Mining & Smelting Co., Ltd.	377,362
73,000	Mitsui O.S.K. Lines, Ltd.	456,537
9,000	NGK SPARK PLUG Co., Ltd.	90,996
3,800	NIDEC Corp.	426,814
4,300	Nintendo Co., Ltd.	487,961
4,000	Nippon Meat Packers, Inc.	54,400
65,000	Nippon Oil Corp.	446,088
32,000	Nippon Shokubai Co., Ltd.	276,835
106	Nippon Telegraph and Telephone Corp.	447,750
35,000	Nippon Yusen Kabushiki Kaisha	194,529
69,600	Nissan Motor Co., Ltd.	736,668
17,000	Nisshin Seifun Group, Inc.	191,107
24,000	Nisshin Steel Co., Ltd.	57,068
7,000	NTN Corp.	39,718
10,000	Obayashi Corp.	64,086
25,000	Oji Paper Co., Ltd.	141,124
8,000	Oki Electric Industry Co., Ltd.(a)	35,339
1,200	ORIX Corp.	158,794
1,850	Promise Co., Ltd.	130,361
21,000	Ricoh Co., Ltd.	371,263
1,900	Sankyo Co., Ltd.	102,847
4,600	Sankyo Company, Ltd.	102,489
14,000	Sanwa Shutter Corp.	79,571
8,000	Sapporo Holdings, Ltd.	37,118
1,500	Sega Sammy Holdings, Inc.(a)	96,709
9,000	Seino Transportation Co., Ltd.	84,733
7,000	Sekisui Chemical Co., Ltd.	54,806
5,000	SHIMIZU Corp.	24,842
51,000	Sumitomo Corp.	437,756
13,000	Sumitomo Electric Industries, Ltd.	142,245
32,000	Sumitomo Heavy Industries, Ltd.(a)	143,521
8,000	Sumitomo Realty & Development Co., Ltd.	111,971
9,000	Taisho Pharmaceutical Co., Ltd.	189,213
19,900	Takeda Chemical Industries, Ltd.	946,383
3,170	Takefuji Corp.	222,456
15,100	Tohoku Electric Power Co., Inc.	268,853
6,500	Tokyo Broadcasting System, Inc.	108,569
134,000	Tokyo Gas Co., Ltd.	554,367
11,000	Tokyu Corp.	60,712
18,000	Tosoh Corp.	82,645
6,000	Toyo Suisan Kaisha, Ltd.	84,327

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
6,000	Toyoda Industries Corp.	145,281
40,500	Toyota Motor Corp.	1,577,642
11,500	Trend Micro, Inc.	516,891
31	West Japan Railway Co.	122,556
2,600	Yamada Denki Co., Ltd.	109,574
16,500	Yamaha Corp.	252,153

		22,616,884

Luxembourg 0. 2%
7,801	Arcelor	174,093

Netherlands 4.7%
16,479	ABN AMRO Holding NV	445,950
34,851	Aegon NV	472,472
2,528	Corio NV	147,699
1,707	DSMNV	106,073
9,614	European Aeronautic Defence and Space Co.	293,883
36,607	ING Groep NV	1,053,636
66,886	Koninklijke (Royal) KPN NV	642,585
4,463	Randstad Holdings NV	174,532
15,393	Royal Dutch Petroleum Co.	893,920
17,401	TPG NV	477,252
857	Wereldhave NV	88,254

		4,796,256

New Zealand 0. 3%
21,199	Fletcher Building, Ltd.	98,746
9,075	Sky Network Telelevison, Ltd.(a)	39,948
44,024	Telecom Corporation of New Zealand, Ltd.	192,855

		331,549

Norway 1.0%
54,809	DNB NOR ASA	502,518
4,180	Norsk Hydro ASA	318,110
1,490	Statoil ASA	22,632
21,800	Telenor ASA	200,732

		1,043,992

Portugal 0.1%
5,109	Banco BPI SA	20,979
500	Banco Espirito Santo SA	8,597
7,880	Jeronimo Martins, SGPS SA(a)	106,931

		136,507

Singapore 1.1%
36,000	DBS Group Holdings, Ltd.	347,550
2,000	Fraser and Neave, Ltd.	20,408
15,000	Jardine Cycle & Carriage, Ltd.	91,654
110,000	Neptune Orient Lines, Ltd.	228,523

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
15,000	Oversea-Chinese Banking Corp., Ltd.	125,565
20,000	Singapore Airlines, Ltd.	142,979
95,000	Singapore Post, Ltd.	51,952
5,000	Singapore Press Holdings, Ltd.	13,626
10,000	United Overseas Bank, Ltd.	84,932

		1,107,189

Spain 3.3%
1,000	Acerinox SA	15,226
9,039	ACS SA	226,583
16,426	Banco Bilbao Vizcaya Argentaria SA	276,644
47,269	Banco Santander Central Hispano SA	561,335
21,255	Endesa SA	484,040
10,023	Iberdrola SA	248,244
1,963	Metrovacesa SA	96,649
32,153	Repsol YPF SA	821,496
4,925	Telefonica Publicidad e Informacion SA	43,784
24,184	Telefonica SA	440,090
6,018	Union Fenosa SA	162,230

		3,376,321

Sweden 2.2%
500	Capio AB(a)	6,459
22,787	Skandinaviska Enskilda Banken AB (Class “A” Shares)	406,057
3,304	SSAB Svenskt Stal AB (Class “A” Shares)	78,975
10,000	Svenska Handelsbanken AB (Class “A” Shares)	236,880
191,812	Telefonaktiebolaget LM Ericsson (Class “B” Shares)(a)	562,809
48,094	TeliaSonera AB	272,595
15,181	Volvo AB (Class “B” Shares)	616,005

		2,179,780

Switzerland 5.7%
26,453	Credit Suisse Group(a)	1,065,020
2,539	Kudelski SA(a)	98,377
2,588	Nestle SA	679,391
16,918	Novartis AG	811,381
246	Rieter Holding AG	74,514
4,686	Roche Holdings AG	499,157
105	SGS SA	74,255
163	Sulzer AG	64,871
4,770	Swiss Re	326,294
166	Swisscom AG	62,782
18,226	UBS AG	1,479,089
2,893	Zurich Financial Services AG(a)	481,234

		5,716,365

United Kingdom
6,611	Anglo American PLC	153,618
23,737	AstraZeneca PLC	890,929

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
46,256	Aviva PLC	553,995
5,772	BAA PLC	67,932
116,676	Barclays PLC	1,280,763
35,674	Barratt Developments PLC	409,091
8,276	Bellway PLC	132,680
17,461	Berkeley Group Holdings PLC	273,675
22,307	BHP Billiton PLC	276,421
230,867	BP PLC	2,277,340
1,000	BPB PLC	9,765
11,579	British Airways PLC(a)	58,038
214,380	BT Group PLC	841,031
2,104	Carnival PLC	126,352
12,909	Centrica PLC	56,791
43,519	COLT Telecom Group PLC(a)	46,581
10,034	Diageo PLC	136,923
17,115	Dixons Group PLC	51,165
11,754	Enterprise Inns PLC	165,271
114,915	Friends Provident PLC	346,244
49,388	George Wimpey PLC	390,301
73,284	GlaxoSmithKline PLC	1,624,095
4,749	Hanson PLC	44,360
45,125	HBOS PLC	720,458
54,065	HHG PLC CDI(a)	63,684
153,391	HSBC Holdings PLC	2,541,593
69,728	Imperial Chemical Industries PLC	310,373
27,229	Imperial Tobacco Group PLC	714,884
4,866	Inchcape PLC	185,850
34,132	Kelda Group PLC	387,867
29,818	Kesa Electricals PLC	179,686
136,625	Legal & General Group PLC	296,341
28,711	Lloyds TSB Group PLC	268,728
10,461	Mitchells & Butlers PLC	64,173
8,546	National Grid Transco PLC	83,212
9,218	Next PLC	273,135
36,500	Persimmon PLC	494,978
17,091	Reckitt Benckiser PLC	508,351
48,582	Reuters Group PLC	364,918
10,719	Rio Tinto PLC	333,582
5,694	RMC Group PLC	90,856
67,461	Royal & Sun Alliance Insurance Group PLC	109,107
20,113	Royal Bank of Scotland Group PLC	668,037
37,654	SABMiller PLC	577,741
17,894	Scottish and Southern Energy PLC	300,205
1,826	Severn Trent PLC	31,754
107,177	Shell Transport & Trading Co. PLC	936,949
32,546	Tate & Lyle PLC	270,094
41,059	Taylor Woodrow PLC	221,869
131,357	Tesco PLC	763,696
4,713	Tomkins PLC	24,045
4,775	Trinity Mirror PLC	61,242
33,210	United Utilities PLC	401,192
566,943	Vodafone Group PLC	1,464,955

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
20,033	Whitbread PLC	332 879
16,505	William Hill PLC	180,710
8,389	Wolseley PLC	173,810
34,073	WPP Group PLC	371,131

		24,985,446

United States
0	News Corp.	7
	Total common stocks	98,679,197

Preferred Stocks
Germany
43	Porsche AG	28,016

	Total long-term investments (cost $79,002,855)	98,707,213

Principal Amount (000)
SHORT-TERM INVESTMENTS 0.4%
U.S. Government Securities 0.4%
United States 0.4%
380	United States Treasury Bills(b)(c)
	2.18%, 3/17/05	379,023

Shares	Description

Mutual Fund
73,756	Dryden Core Investment Fund - Taxable Money Market Series	73,756

	Total short-term investments (cost $452,750)	452,779

	Total Investments 97.8% (cost $79,455,605(d))	99,159,992
	Other assets in excess of liabilities 2.2%	2,191,380

	Net Assets 100%	$101,351,372

(a)	Non-income producing security.

(b)	Rate quoted represents yield-to-maturity as of purchase date.

(c)	All or portion of security segregated as collateral for financial futures contracts.

(d)	The United States Federal income tax basis of the Fund’s investments and the unrealized appreciation as of January 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$79,546,397	$19,908,747	$295,152	$19,613,595

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(e)	Open futures contracts as of January 31, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2005	Unrealized Appreciation (Depreciation)
	Long Positions:
4	Hang Seng Stock Index	Feb. 05	$348,338	$351,466	$3,128
4	Nikkei 225 Index	Mar. 05	227,000	227,700	700
5	Share Price Index 200	Mar. 05	386,933	395,709	8,776
8	FTSE 100 Index	Mar. 05	718,726	728,185	9,459
29	DJ Euro Stoxx 50 Index	Mar. 05	1,116,021	1,131,820	15,799

					$37,862

The industry classification of portfolio holdings shown as a percentage of net assets as of January 31, 2005 was as follows:

Commercial Banks	19.5%
Oil & Gas	9.6
Pharmaceuticals	6.4
Insurance	5.0
Diversified Telecommunication Services	4.1
Metals & Mining	3.8
Automobiles	3.8
Electric Utilities	3.5
Household Durables	2.4
Machinery	2.2
Diversified Financials	2.2
Chemicals	2.1
Food Products	2.0
Wireless Telecommunication Services	2.0
Food & Drug Retailing	1.6
Auto Components	1.6
Real Estate	1.5
Trading Companies & Distributors	1.5
Construction Materials	1.5
Media	1.5
Specialty Retail	1.4
Building Products	1.3
Beverages	1.2
Marine	1.2
Office Electronics	1.2
Hotels Restaurants & Leisure	1.2
Tobacco	1.1
Electronic Equipment & Instruments	1.0
Communications Equipment	1.0
Air Freight & Couriers	0.9
Construction & Engineering	0.8
Software	0.8
Gas Utilities	0.7
Multi-Utilities	0.7
Commercial Services & Supplies	0.6
Electrical Equipment	0.5
Household Products	0.5
Road & Rail	0.5
Multiline Retail	0.4
Water Utilities	0.4
Leisure Equipment & Products	0.4
Cash & Equivalent	0.4
Distributors	0.3
Aerospace & Defense	0.3
Airlines	0.3
Semiconductor Equipment & Products	0.2
Textiles & Apparel	0.2
Transportation Infrastructure	0.2
Paper & Forest Products	0.1
Industrial Conglomerates	0.1
IT Consulting & Services	0.1

97.8
Other assets in excess of liabilities	2.2

100%

Dryden World Fund, Inc. Jennison Global Growth Fund

Schedule of Investments as of January 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS

Australia 0.4%
71,000	BHP Billiton Ltd.	$895,199
23,500	Rio Tinto Ltd.	781,266

		1,676,465

Austria 0.5%
44,300	Erste Bank der Oesterreichischen Sparkassen AG	2,188,621

Bermuda 1.9%
124,700	Marvell Technology Group Ltd.(a)	4,171,215
105,300	Tyco International Ltd.(b)	3,805,542

		7,976,757

Canada 1.2%
18,500	Research In Motion Ltd.(a)	1,318,865
121,100	Suncor Energy, Inc.	3,875,200

		5,194,065

France 4.2%
49,907	France Telecom S.A.	1,565,904
70,100	Schneider Electric S.A.	5,354,800
50,253	Total S.A.	10,775,949

		17,696,653

Germany 4.8%
279,600	Deutsche Telekom AG(a)	6,042,954
119,700	Metro AG	6,253,879
74,500	RWE AG	4,295,373
42,454	Siemens AG	3,366,941

		19,959,147

Hong Kong 1.8%
229,300	Cheung Kong Holdings Ltd.	2,101,944
2,250,000	Cosco Pacific Ltd.	4,687,560
157,000	Esprit Holdings Ltd.	909,806

		7,699,310

India 0.1%
16,500	Reliance Industries Ltd. (GDR)	407,550

Ireland 1.3%
230,875	Anglo-Irish Bank Corp. PLC	5,627,897

Italy 1.9%
88,167	Eni SpA	2,142,297
259,676	Riunione Adriatica di Sicurta SpA	5,869,600

		8,011,897

Dryden World Fund, Inc. Jennison Global Growth Fund

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Japan 12.0%
351,000	Asahi Glass Co. Ltd.(b)	3,704,915
78,800	Canon, Inc.	4,113,093
7,100	FANUC Ltd.	479,716
229,900	JFE Holdings, Inc.	6,366,667
1,400	Keyence Corp.	321,666
344,000	Mitsubishi Corp.	4,043,342
567,000	Mitsubishi Estate Co. Ltd.	7,174,163
402	Mitsubishi Tokyo Financial Group, Inc.	3,796,375
646,000	Mitsui & Co. Ltd.	6,000,735
42,100	Nidec Corp.	4,728,645
311,900	Nissan Motor Co. Ltd.	3,301,247
48,000	Sharp Corp.	736,320
384,000	Sumitomo Realty & Development Co. Ltd.	5,374,627

		50,141,511

Netherlands 0.3%
36,885	ING Groep NV	1,061,638

Spain 2.6%
327,284	Banco Bilbao Vizcaya Argentaria S.A.	5,512,073
285,702	Telefonica S.A.	5,199,078

		10,711,151

Switzerland 6.8%
70,200	Alcon, Inc.(b)	5,559,840
88,695	Novartis AG	4,253,778
77,300	Novartis AG (ADR)	3,701,124
12,813	Roche Holding AG	1,364,851
101,600	Roche Holding AG (ADR)	5,411,257
102,762	UBS AG	8,339,415

		28,630,265

United Kingdom 9.0%
25,129	Anglo American PLC	583,916
188,700	BHP Billition PLC	2,338,308
477,232	BP PLC	4,707,557
397,500	Cadbury Schweppes PLC	3,564,938
150,738	Centrica PLC	663,145
324,699	Exel PLC	4,905,439
24,920	Reckitt Benckiser PLC	741,215
242,340	Royal Bank Scotland Group PLC (The)	8,049,128
1,361,800	Tesco PLC	7,917,367
1,639,866	Vodafone Group PLC	4,237,340

		37,708,353

Dryden World Fund, Inc. Jennison Global Growth Fund

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
United States 50.3%
99,000	Activision, Inc.(a)	2,237,400
133,200	Agilent Technologies, Inc.(a)(b)	2,945,052
82,600	American Express Co.	4,406,710
57,800	American International Group, Inc.	3,831,562
84,200	Amgen, Inc.(a)	5,240,608
111,700	Apple Computer, Inc.(a)	8,589,730
21,000	AtheroGenics, Inc.(a)(b)	389,550
125,200	Bank of New York Co., Inc. (The)	3,719,692
129,000	Bed, Bath & Beyond, Inc.(a)	5,197,410
58,100	BJ Services Co.(b)	2,791,705
132,700	Cendant Corp.	3,125,085
339,900	Charles Schwab Corp. (The)	3,820,476
99,200	Chico’s FAS, Inc.(a)(b)	5,225,856
192,800	Cisco Systems, Inc.(a)	3,478,112
29,900	Cooper Cos., Inc. (The)	2,293,330
78,800	Costco Wholesale Corp.	3,724,876
116,100	Dell, Inc.(a)	4,848,336
24,400	eBay, Inc.(a)	1,988,600
86,800	Electronic Arts, Inc.(a)(b)	5,584,712
98,700	Eli Lilly and Co. (The)	5,353,488
142,900	ENSCO International, Inc.	4,891,467
209,800	General Electric Co.	7,580,074
129,600	Gilead Sciences, Inc.(a)	4,289,760
13,400	Google, Inc., Class A(a)(b)	2,621,442
182,550	IAC/InterActiveCorp(a)(b)	4,423,186
198,600	JPMorgan Chase & Co.	7,413,738
29,700	Keryx Biopharmaceuticals, Inc.(a)	424,710
211,200	Kroger Co. (The)(a)(b)	3,611,520
37,200	Lehman Brothers Holdings, Inc.(b)	3,392,268
107,400	Lowe’s Companies, Inc.(b)	6,120,726
2,300	MedImmune, Inc.(a)(b)	54,407
96,200	Mercury Interactive Corp.(a)(b)	4,210,674
220,600	Microsoft Corp.	5,797,368
131,500	Monsanto Co.	7,118,095
17,000	News Corp., Class B	298,860
145,200	Nextel Communications, Inc., Class A(a)	4,165,788
50,700	P.F. Chang’s China Bistro, Inc.(a)(b)	2,818,413
70,200	PETsMART, Inc.	2,122,146
85,100	Pfizer, Inc.	2,056,016
47,100	Phelps Dodge Corp.(b)	4,535,730
109,500	Praxair, Inc.	4,724,925
96,100	Procter & Gamble Co. (The)	5,115,403
140,000	QUALCOMM, Inc.	5,213,600
109,600	Schlumberger Ltd.	7,457,184
83,200	Sirius Satellite Radio, Inc.(a)(b)	550,784
41,400	Smith International, Inc.(a)	2,450,880
11,700	St. Jude Medical, Inc.(a)	459,576
91,000	Target Corp.(b)	4,620,070
28,400	United Parcel Service, Inc., Class B	2,120,912
69,400	UnitedHealth Group, Inc.	6,169,660
108,700	Univision Communications, Inc., Class A(a)(b)	2,968,597
43,000	Waters Corp.(a)	2,110,440

Dryden World Fund, Inc. Jennison Global Growth Fund

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
24,300	WellPoint, Inc.(a)	2,952,450
80,400	Williams-Sonoma, Inc (The).(a)(b)	2,781,840
35,800	XM Satellite Radio Holdings, Inc., Class A(a)(b)	1,142,378
100,200	Yahoo! Inc.(a)(b)	3,528,042

		211,105,419

	Total long-term investments (cost $ 349,689,271)	415,796,699

SHORT-TERM INVESTMENT 16.2%
Mutual Fund
68,151,332	Dryden Core Investment Fund - Taxable Money Market Series(c) (cost $ 68,151,332)	68,151,332

	Total Investments 115.3% (cost $ 417,840,603) (d)	483,948,031
	Liabilities in excess of other assets ( 15.3%)	(64,120,361)

	Net Assets 100%	$419,827,670

ADR – American Depositary Receipt.

GDR – Guaranteed Depositary Receipt.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $64,466,334; cash collateral of $65,798,857 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Tot al Net Unrealized Appreciation
$417,840,603	$71,429,004	$5,321,576	$66,107,428

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2005 is as follows:

Mutual Fund	16.2%
Commercial Banks	6.0
Pharmaceuticals	5.4
Specialty Retail	5.3
Oil & Gas	5.2
Food & Staples Retailing	5.1
Industrial Conglomerates	4.6
Capital Markets	4.6
Software	4.2
Energy Equipment & Services	4.2
Real Estate	3.5
Computers & Peripherals	3.2
Diversified Telecommunication Services	3.1
Chemicals	2.8
Metals & Mining	2.6
Health Care Equipment & Supplies	2.5
Trading Companies & Distributors	2.4
Communications Equipment	2.4
Biotechnology	2.4
Insurance	2.3
Health Care Providers & Services	2.2
Diversified Financial Services	2.0
Wireless Telecommunication Services	2.0
Electronic Equipment & Instruments	1.9
Air Freight & Logistics	1.7
Internet & Catalog Retail	1.5
Internet Software & Services	1.5
Household Products	1.4
Electrical Equipment	1.3
Media	1.2
Transportation Infrastructure	1.1
Multiline Retail	1.1
Consumer Finance	1.0
Multi-Utilities & Unregulated Power	1.0
Semiconductors & Semiconductor Equipment	1.0
Office Electronics	1.0
Building Products	0.9
Food Products	0.8
Automobiles	0.8
Commercial Services & Supplies	0.7
Hotels Restaurants & Leisure	0.7
Household Durables	0.2
Gas Utilities	0.2
Machinery	0.1

115.3
Liabilities in excess of other assets	(15.3)

100.0%

Strategic Partners International Value

Schedule of Investments as of January 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.0%
COMMON STOCKS 97.7%
Australia 2.2%
278,200	BlueScope Steel, Ltd.	$1,996,373
578,500	CSR, Ltd.	1,125,254
678,200	David Jones, Ltd.	1,151,001
234,100	Santos, Ltd.	1,683,538
105,100	Suncorp-Metway, Ltd.	1,518,991
453,900	Telstra Corp., Ltd.	1,737,644

		9,212,801

Austria 0.3%
8,600	Boehler-Uddeholm AG	1,114,327

Belgium 0.6%
112,100	Dexia	2,504,633

Bermuda 1.2%
312,500	Orient Overseas International, Ltd.	1,173,893
97,900	Willis Group Holdings, Ltd.	3,786,772

		4,960,665

Brazil 2.6%
134,200	Empresa Brasileira de Aeronautica SA (ADR)	4,274,270
159,800	Petroleo Brasileiro SA (ADR)	6,495,870

		10,770,140

Cayman Islands 1.7%
81,400	ACE, Ltd.	3,532,760
29,300	Netease.com, Inc. (ADR)(a)	1,234,995
65,400	Shanda Interactive Entertainment, Ltd. (ADR)(a)	2,145,120

		6,912,875

Canada 2.7%
241,800	Rogers Communications, Inc. (Class B)	6,479,831
264,900	Shaw Communications, Inc. (Class B)	4,581,708

		11,061,539

China 1.6%
10,126,200	China Petroleum and Chemical Corp. (Class H)	4,024,567
3,813,300	Datang International Power Generation Co., Ltd. (Class H)	2,713,344

		6,737,911

Denmark 0.5%
13,500	Danisco A/S	799,334
43,600	Danske Bank A/S	1,273,592

		$2,072,926

Strategic Partners International Value

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Finland 0.7%
110,000	Rautaruukki Oyj	1,161,463
116,100	Sampo Oyj	1,536,123

		2,697,586

France 6.4%
48,600	BNP Paribas SA	3,506,562
44,900	Bouygues SA	1,758,808
9,100	Ciments Francais SA	873,659
27,300	CNP Assurances	1,950,163
33,700	Compagnie Generale des Etablissements Michelin (Class B)	2,180,227
6,000	Natexis Banques Populaires	802,465
31,700	PSA Peugeot Citroen	1,972,324
20,100	Renault SA	1,642,825
83,400	Sanofi-Aventis	6,223,994
13,100	Societe Generale	1,304,645
116,100	Suez SA	3,123,702
3,600	Total SA Series B	771,962

		26,111,336

Germany 8.1%
34,500	Adidas-Salomon AG	5,165,088
48,200	BASF AG	3,291,721
45,200	Bayerische Motoren Werke (BMW) AG	1,895,471
38,000	Deutsche Bank AG	3,232,152
77,700	Deutsche Boerse AG	4,831,334
99,900	Fraport AG	3,853,347
38,900	MAN AG	1,609,475
18,100	Puma AG	4,461,437
16,100	Rheinmetall AG	832,141
57,200	Salzgitter AG	1,222,088
10,800	Schering AG	730,666
104,100	ThyssenKrupp AG	2,224,115

		33,349,035

Greece 0.2%
25,700	National Bank of Greece SA	867,682

Hong Kong 1.2%
2,282,000	Chaoda Modern Agriculture Holdings, Ltd.	921,589
1,111,600	China Merchants Holdings International Co., Ltd.	2,187,600
1,477,800	CNOOC, Ltd.	781,539
400,300	Shanghai Industrial Holdings, Ltd.	880,158

		4,770,886

Strategic Partners International Value

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Ireland 1.6%
112,600	Allied Irish Banks PLC	$2,238,390
281,700	Bank Of Ireland	4,479,962

		6,718,352

Italy 2.8%
65,300	Benetton Group SpA	852,069
234,600	Enel SpA	2,204,910
147,300	Eni SpA	3,579,121
165,500	Indesit Co. SpA	2,802,430
90,100	Riunione Adriatica di Sicurta SpA	2,036,580

		11,475,110

Japan 16.8%
60,700	Alpine Electronics, Inc.	807,338
87,000	Alps Electric Co., Ltd.	1,192,460
69,600	Asahi Breweries, Ltd.	869,874
854,300	Bank of Fukuoka, Ltd. (The)	5,458,337
115,300	Canon, Inc.	6,018,269
60,000	CMK Corp.	838,046
313,000	Cosmo Oil Co., Ltd.	983,278
313,000	Denki Kagaku Kogyo Kabushiki Kaisha	1,052,864
138,400	FamilyMart Co., Ltd.	4,454,806
144,000	Hitachi Koki Co., Ltd.	1,266,638
373,000	Hitachi, Ltd.	2,480,537
75,600	Hokkaido Electric Power Co., Inc.	1,498,043
169,000	Hokuetsu Paper Mills, Ltd.	955,633
41,600	Honda Motor Co., Ltd.	2,183,442
76,100	Hosiden Corp.	799,581
163,000	Japan Securities Finance Co., Ltd.	1,068,233
45,200	JS Group Corp.	824,003
196,000	Kaken Pharmaceutical Co., Ltd.	1,261,766
491,000	Marubeni Corp.	1,433,300
545,000	Mitsubishi Chemical Corp.	1,733,169
480	Mitsubishi Tokyo Financial Group, Inc.	4,532,985
700	Nippon Telegraph and Telephone Corp.	2,956,841
52,000	Nipro Corp.	864,028
257,900	Nissan Motor Co., Ltd.	2,729,694
337,000	NSK, Ltd.	1,749,253
189,000	Okasan Holdings, Inc.	1,121,705
448,000	Osaka Gas Co., Ltd.	1,355,411
204,000	Rengo Co., Ltd.	978,048
473,000	Sumitomo Osaka Cement Co., Ltd.	1,175,013
157,000	Sumitomo Trust & Banking Co., Ltd. (The)	1,066,850
342,000	Taiheiyo Cement Corp.	899,174
26,830	Takefuji Corp.	1,882,807
163,000	Tanabe Seiyaku Co., Ltd.	1,725,243
199,000	Toyota Motor Corp.	7,751,873
76,000	Uny Co., Ltd.	892,562

		68,861,104

Strategic Partners International Value

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Liechtenstein 0.3%
7,700	Verwaltungs-und Privat-Bank AG	$1,253,639

Mexico 2.1%
83,400	America Movil SA de CV Series L (ADR)	4,425,204
1,255,700	Wal-Mart de Mexico SA de CV Series V	4,326,719

		8,751,923

Netherlands 3.5%
63,300	ABN AMRO Holding NV	1,713,005
153,000	Euronext NV	4,874,390
129,200	ING Groep NV	3,718,683
56,800	Koninklijke (Royal) KPN NV	545,687
59,700	Royal Dutch Petroleum Co.	3,466,967

		14,318,732

Norway 1.3%
22,000	Norsk Hydro ASA	1,674,261
344,900	Tandberg ASA	3,745,815

		5,420,076

Portugal 0.8%
404,700	EDP - Energias de Portugal SA	1,192,256
164,700	Portugal Telecom, SGPS SA	2,039,599

		3,231,855

Singapore 0.4%
750,300	MobileOne, Ltd.	834,380
540,000	Singapore Telecommunications, Ltd.	841,378

		1,675,758

South Korea 3.5%
55,400	Hyundai Motor Co.	3,144,105
90,300	Kookmin Bank	3,874,403
4,600	Samsung Electronics Co., Ltd.	2,220,380
123,100	Shinhan Financial Group Co., Ltd.	3,091,004
11,600	SK Telecom Co., Ltd.	2,024,769

		14,354,661

Spain 2.2%
97,800	Banco Santander Central Hispano SA	1,161,408
20,700	Compania Espanola de Petroleos SA	809,504
131,600	Endesa SA	2,996,929
101,100	Repsol YPF SA	2,583,062
54,600	Union Fenosa SA	1,471,875

		9,022,778

Strategic Partners International Value

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Sweden 1.3%
65,800	Billerud	1,054,812
298,500	Nordea Bank AB	2,766,401
127,500	Skanska AB (Class B)	1,478,176

		5,299,389

Switzerland 6.8%
23,300	Ciba Specialty Chemicals AG(a)	1,684,030
3,100	Georg Fischer AG(a)	819,668
7,300	Givaudan SA	4,606,647
103,200	Novartis AG	4,949,432
4,000	Rieter Holdings AG	1,211,611
3,200	Sulzer AG	1,273,538
5,500	Swisscom AG	2,080,143
127,300	UBS AG	10,330,741
4,900	Zurich Financial Services AG(a)	815,086

		27,770,896

United Kingdom 24.3%
151,500	Amdocs, Ltd.(a)	4,507,125
123,300	Arriva PLC	1,279,058
248,400	Aviva PLC	2,975,019
319,100	BAE Systems PLC	1,477,552
803,100	Barclays PLC	8,815,704
451,900	Big Food Group PLC	807,581
163,700	Boots Group PLC	2,057,848
76,600	BP PLC (ADR)	4,566,892
258,300	Bradford & Bingley PLC	1,611,345
146,700	Britannic Group PLC	1,377,919
213,700	British Vita PLC	1,112,443
862,700	BT Group PLC	3,384,445
619,200	Burberry Group PLC	4,671,489
520,100	Cadbury Schweppes PLC	4,664,464
494,500	Dixons Group PLC	1,478,291
181,200	FirstGroup PLC	1,258,535
210,900	GlaxoSmithKline PLC	4,673,893
197,000	HBOS PLC	3,145,267
145,900	Kelda Group PLC	1,657,970
821,500	Kingfisher PLC	4,725,761
962,400	Lloyds TSB Group PLC	9,007,837
265,400	Mitchells & Butlers PLC	1,628,106
359,100	Northern Foods PLC	1,068,437
366,200	Northumbrian Water Group PLC	1,274,322
763,400	Old Mutual PLC	1,817,808
570,500	Pilkington PLC	1,280,463
285,100	Scottish Power PLC	2,266,518
92,000	Severn Trent PLC	1,599,864
421,700	Shanks Group PLC	1,127,434
531,200	Shell Transport & Trading Co. PLC	4,643,786
131,000	Tate & Lyle PLC	1,087,147
935,700	Tesco PLC	5,440,065
266,000	TT electronics PLC	974,556

Strategic Partners International Value

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
86,900	Viridian Group PLC	$1,245,655
202,700	Vodafone Group PLC (ADR)	5,266,146

		99,976,745

	Total common stocks (cost $369,327,142)	401,275,360

Preferred Stock 0.3%
Germany
10,800	Fresenius AG (cost $973,329)	1,095,999

	Total long-term investments (cost $370,300,471)	402,371,359

SHORT-TERM INVESTMENT 1.8%
Mutual Fund
7,517,427	Dryden Core Investment Fund-Taxable Money Market Series (cost $7,517,427)	7,517,427

	Total Investments 99.8% (cost $ 377,817,898)(b)	409,888,786
	Other assets in excess of liabilities 0.2%	975,015

	Net Assets 100%	$410,863,801

ADR – American Depositary Receipt.

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$385,048,695	$29,679,555	$4,839,464	$24,840,091

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2005 was as follows:

Commercial Banks	18.6%
Oil & Gas	9.1
Automobiles	5.9
Insurance	5.4
Diversified Telecommunications	5.3
Retail	5.0
Pharmaceuticals	5.0
Diversified Financials	4.5
Electric Utilities	3.8
Textiles & Apparel	3.7
Food Products	3.4
Chemicals	3.3
Wireless Telecommunication Services	3.1
Media	2.7
Electronic Equipment	2.6
Construction Materials	2.3
Steel & Metals	1.9
Utilities	1.9
Transportation	1.8
Office Electronics	1.5
Aerospace & Defense	1.4
Machinery	1.3
Diversified Manufacturing	1.1
Internet Software & Services	0.8
Paper & Forest Products	0.7
Household Durables	0.7
Distribution/Wholesale	0.4
Health Care	0.3
Commercial Services & Supplies	0.3
Beverages	0.2
Mutual Fund	1.8

99.8
Other assets in excess of liabilities	0.2

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential World Fund, Inc.

By (Signature and Title)*     /s/Jonathan D. Shain

Jonathan D. Shain

Secretary of the Fund

Date     March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Judy A. Rice

Judy A. Rice

President and Principal Executive Officer

Date     March 23, 2005

By (Signature and Title)*     /s/Grace C. Torres

Grace C. Torres

Treasurer and Principal Financial Officer

Date     March 23, 2005

* Print the name and title of each signing officer under his or her signature.